Condensed Consolidated Interim Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Operating activities
Net income (loss)	$ (1,129,000)	$ (214,000)	$ 1,800,000	$ (4,686,000)
Adjustments for non-cash items:
Deferred income tax expense (recovery)	499,000	56,000	2,836,000	(1,009,000)
Depreciation and depletion			1,558,000	1,338,000
Accretion of reclamation provision			32,000	36,000
Loss on investments			2,503,000	1,002,000
Unrealized (gain) loss foreign exchange			(88,000)	26,000
Unwinding of fair value adjustment on note payable			177,000		$ 0
Unwinding of fair value adjustment on term facility				(13,000)
Fair value adjustment on warrant liability			(2,692,000)	(1,560,000)
Realized loss on warrants exercised				1,111,000
Share-based payments			1,618,000	1,391,000
Cash provided by (used in) operating activities before working capital items			7,744,000	(2,364,000)
Net change in non-cash working capital items			768,000	(1,045,000)
Cash provided by (used in) operating activities			8,512,000	(3,409,000)
Financing activities
Shares and units issued for cash, net of issuance costs				18,110,000
Proceeds from option exercise			30,000	237,000
Proceeds from warrant exercise				803,000
Term facility payments				(2,500,000)
Finance lease payments			(933,000)	(437,000)
Equipment loan payments				(72,000)
Cash provided by (used in) financing activities			(903,000)	16,141,000
Investing activities
Exploration and evaluation expenditures			(793,000)	(981,000)
Additions to plant, equipment and mining properties			(5,347,000)	(1,152,000)
Acquisition of La Preciosa			(15,289,000)
Cash provided by (used in) investing activities			(21,429,000)	(2,133,000)
Change in cash			(13,820,000)	10,599,000
Effect of exchange rate changes on cash			(25,000)	29,000
Cash, beginning			24,765,000	11,713,000	11,713,000
Cash, ending	$ 10,920,000	$ 22,341,000	$ 10,920,000	$ 22,341,000	$ 24,765,000